Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents (Details)	Sep. 30, 2012	Mar. 05, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Common stock warrants, exercise price of $1.00	345,400
Common stock options, exercise price of $1.00	223,404	223,404
Total common stock equivalents	568,804